ACQUISITIONS (Acquisition of Chang'an Hospital) (Details) (CAH [Member]) In Thousands, unless otherwise specified	Jun. 21, 2012 USD ($)	Jun. 21, 2012 CNY
Business Acquisition [Line Items]
Purchase price of entity	$ 60,770	378,605
Cash consideration	39,933	248,784
Pre-existing receivables from CAH	20,637	128,573
Pre-existing favorable agreements	200	1,248
Current assets	11,587	72,188
Indemnification assets	9,904	61,706
Intangible assets	6,420	40,000
Other long lived assets (excluding intangible assets)	67,672	421,598
Current liabilities	(29,933)	(186,484)
Unrecognized tax benefits, non current	(9,904)	(61,706)
Non-current liabilities	(9,059)	(56,439)
Deferred tax assets	2,777	17,299
Deferred tax liabilities	(4,216)	(26,263)
Total net assets	45,248	281,899
Noncontrolling interests	(31,489)	(196,179)
Goodwill	$ 47,011	292,885